UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     April 30, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $671,979 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     2794    64600 SH       SOLE                    64600
BED BATH & BEYOND INC          COM              075896100    41595  1410011 SH       SOLE                  1410011
CAPITALSOURCE INC              DBCV 1.625% 3/1  14055XAF9     2069  2500000 PRN      SOLE                  2500000
CARDINAL HEALTH INC            COM              14149Y108    51106   973264 SH       SOLE                   973264
CITADEL BROADCASTING CORP      COM              17285T106     1502   904618 SH       SOLE                   904618
CLOROX CO DEL                  COM              189054109    55109   972976 SH       SOLE                   972976
COMCAST CORP NEW               CL A             20030N101    31450  1626185 SH       SOLE                  1626185
COX RADIO INC                  CL A             224051102     8706   732819 SH       SOLE                   732819
EXXON MOBIL CORP               COM              30231G102      296     3496 SH       SOLE                     3496
GETTY IMAGES INC               COM              374276103      576    18000 SH       SOLE                    18000
MICROSOFT CORP                 COM              594918104    80186  2825436 SH       SOLE                  2825436
NEKTAR THERAPEUTICS            COM              640268108      729   105000 SH       SOLE                   105000
NIKE INC                       CL B             654106103    84349  1240430 SH       SOLE                  1240430
PAYCHEX INC                    COM              704326107    98980  2889096 SH       SOLE                  2889096
PROGRESSIVE CORP OHIO          COM              743315103    60563  3768723 SH       SOLE                  3768723
SEALED AIR CORP NEW            COM              81211K100    38176  1511915 SH       SOLE                  1511915
STRYKER CORP                   COM              863667101     4485    68950 SH       SOLE                    68950
UNITED PARCEL SERVICE INC      CL B             911312106    23740   325114 SH       SOLE                   325114
US BANCORP DEL                 COM NEW          902973304      318     9834 SH       SOLE                     9834
WATERS CORP                    COM              941848103    20870   374683 SH       SOLE                   374683
WELLS FARGO & CO NEW           COM              949746101    64380  2212361 SH       SOLE                  2212361